Financial Risk Management - Schedule of Company’s Exposure to Foreign Currency Risk (Details) - Currency Risk [Member]	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
USD [Member]
Financial assets
Trade and other receivables | $		$ 8,797,060		$ 12,931,625
Cash and bank balances | $		22,387,986		2,307,804
Financial liabilities
Trade and other payables | $		(5,805,035)		(12,295,728)
Net exposure | $		$ 25,380,011		$ 2,943,701
Euro [Member]
Financial assets
Trade and other receivables | RM	RM 1,289,412		RM 1,645,651
Cash and bank balances | RM	505,794		518,391
Financial liabilities
Trade and other payables | RM	(523,228)		(255,478)
Net exposure | RM	RM 1,271,978		RM 1,908,564